Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0001657573
Registrant Name	Xometry, Inc.
Registration File Number	333-296394
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES